Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated MDT Series
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2013